UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS Dreman International Value Fund

	Shares	Value ($)
Common Stocks 95.7%
Australia 1.7%
BHP Billiton Ltd. (ADR) (a) (Cost $741,444)	10,383	855,559
Belgium 1.9%
Delhaize Group (ADR) (Cost $1,091,895)	14,172	972,341
Bermuda 1.0%
Ship Finance International Ltd. (a) (Cost $437,343)	22,740	493,685
Brazil 3.2%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR) (a)	13,015	587,627
Petroleo Brasileiro SA (ADR)	30,484	988,901

(Cost $1,640,093)		1,576,528
Canada 11.4%
Agrium, Inc. (a)	12,286	985,706
Bank of Montreal (a)	12,750	749,062
Barrick Gold Corp.	23,054	1,190,739
Minefinders Corp., Ltd.* (a)	56,452	553,230
Nexen, Inc.	49,229	1,029,871
Yamana Gold, Inc.	103,295	1,206,485

(Cost $5,235,193)		5,715,093
China 2.1%
China Digital TV Holding Co., Ltd. (ADR)* (Cost $783,242)	125,446	1,051,237
Finland 2.0%
Nokia Corp. (ADR) (a) (Cost $1,046,665)	106,482	982,829
France 3.9%
Sanofi-Aventis (ADR)	32,416	989,336
Total SA (ADR) (a)	19,515	951,747

(Cost $2,012,331)		1,941,083
Germany 6.4%
Allianz SE (ADR) (a)	95,454	1,054,767
BASF SE (ADR)	14,291	1,073,111
Siemens AG (ADR)	9,902	1,087,240

(Cost $2,903,424)		3,215,118
Hong Kong 1.7%
Seaspan Corp. (a) (Cost $810,950)	67,502	855,925
Ireland 2.1%
Covidien PLC (Cost $1,030,264)	25,049	1,053,811
Italy 1.9%
Eni SpA (ADR) (a) (Cost $938,795)	23,100	931,392
Japan 4.6%
Nippon Telegraph & Telephone Corp. (ADR)	45,851	1,038,067
Nomura Holdings, Inc. (ADR)	224,054	1,281,589

(Cost $2,333,555)		2,319,656
Korea 4.3%
KB Financial Group, Inc. (ADR) (a)	25,570	1,177,243
SK Telecom Co., Ltd. (ADR)	55,184	992,208

(Cost $2,012,333)		2,169,451
Netherlands 6.7%
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	36,272	1,026,860
ING Groep NV (ADR)* (a)	114,901	1,015,725
Royal Dutch Shell PLC (ADR)	21,708	1,317,025

(Cost $3,041,403)		3,359,610
Norway 1.9%
Statoil ASA (ADR) (a) (Cost $1,030,054)	48,110	961,719
Russia 2.0%
LUKOIL (ADR) (Cost $983,660)	17,806	975,947
South Africa 1.1%
Net 1 UEPS Technologies, Inc.* (Cost $649,168)	44,943	546,057
Spain 3.7%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	99,014	911,919
Banco Santander SA (ADR)	97,293	935,959

(Cost $2,167,107)		1,847,878
Switzerland 3.3%
ABB Ltd. (ADR)*	42,104	815,133
UBS AG (Registered)* (a)	54,767	825,339

(Cost $1,737,411)		1,640,472
United Kingdom 28.8%
AstraZeneca PLC (ADR) (a)	18,615	873,602
BAE Systems PLC (ADR)	50,470	1,043,215
Barclays PLC (ADR)	54,378	877,661
BP PLC (ADR)	34,300	1,372,000
British American Tobacco PLC (ADR)	14,829	1,081,034
Carnival PLC (ADR) (a)	23,062	954,767
Diageo PLC (ADR)	14,604	1,046,523
Ensco PLC (ADR)	17,445	826,893
GlaxoSmithKline PLC (ADR)	27,348	1,046,881
HSBC Holdings PLC (ADR)	23,005	1,163,133
Prudential PLC (ADR)	54,310	971,606
Smith & Nephew PLC (ADR) (a)	24,173	1,099,630
Unilever PLC (ADR)	40,641	1,136,322
Vodafone Group PLC (ADR)	37,803	947,343

(Cost $13,948,099)		14,440,610

Total Common Stocks (Cost $46,574,429)		47,906,001
Securities Lending Collateral 25.4%
Daily Assets Fund Institutional, 0.21% (b) (c) (Cost $12,710,346)	12,710,346	12,710,346
Cash Equivalents 5.2%
Central Cash Management Fund, 0.21% (b) (Cost $2,606,901)	2,606,901	2,606,901

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,891,676) †	126.3	63,223,248
Other Assets and Liabilities, Net	(26.3)	(13,151,059)

Net Assets	100.0	50,072,189

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $61,894,806.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,328,442.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,595,045 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,266,603.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2010 amounted to $12,200,977 which is 24.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At November 30, 2010 the DWS Dreman International Value Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	10,964,003	22.9%
Energy	9,849,180	20.6%
Materials	5,864,830	12.2%
Health Care	5,063,260	10.6%
Industrials	4,828,373	10.1%
Consumer Staples	4,236,220	8.8%
Telecommunication Services	2,977,618	6.2%
Information Technology	2,580,123	5.4%
Consumer Discretionary	954,767	2.0%
Utilities	587,627	1.2%
Total	47,906,001	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$855,559	$—	$—	$855,559
Belgium	972,341	—	—	972,341
Bermuda	493,685	—	—	493,685
Brazil	1,576,528	—	—	1,576,528
Canada	5,715,093	—	—	5,715,093
China	1,051,237	—	—	1,051,237
Finland	982,829	—	—	982,829
France	1,941,083	—	—	1,941,083
Germany	3,215,118	—	—	3,215,118
Hong Kong	855,925	—	—	855,925
Ireland	1,053,811	—	—	1,053,811
Italy	931,392	—	—	931,392
Japan	2,319,656	—	—	2,319,656
Korea	2,169,451	—	—	2,169,451
Netherlands	3,359,610	—	—	3,359,610
Norway	961,719	—	—	961,719
Russia	975,947	—	—	975,947
South Africa	546,057	—	—	546,057
Spain	1,847,878	—	—	1,847,878
Switzerland	1,640,472	—	—	1,640,472
United Kingdom	14,440,610	—	—	14,440,610
Short-Term Investments(d)	15,317,247	—	—	15,317,247
Total	$63,223,248	$—	$—	$63,223,248

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman International Value Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011